Financial Risk and Fair Value Disclosures - Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payments and Contractual Maturity (Detail) - TWD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Short-term loans	$ 8,589,773	$ 8,683,215
Payables	45,055,193	42,136,632
Guarantee deposits	40,867,857	42,874,494
Bonds payable	52,374,053	31,281,434
Long-term loans	15,183,833	39,416,145
Lease liabilities	7,681,021	8,220,632
Total	169,751,730	172,612,552
Net settlement-outflow	(2,512)	(1,039)
Not later than one year [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Short-term loans	8,589,773	8,683,215
Payables	45,055,193	42,136,632
Guarantee deposits	1,061,929	921,134
Bonds payable	17,033,209	340,976
Long-term loans	3,319,372	6,354,561
Lease liabilities	805,290	830,618
Total	75,864,766	59,267,136
Net settlement-outflow	(2,512)	(1,039)
Later than two years and not later than three years [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Short-term loans	0	0
Payables	0	0
Guarantee deposits	19,143,652	4,571,633
Bonds payable	25,278,203	16,675,030
Long-term loans	8,227,746	11,490,087
Lease liabilities	1,470,303	1,509,438
Total	54,119,904	34,246,188
Net settlement-outflow	0	0
Later than four years and not later than five years [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Short-term loans	0	0
Payables	0	0
Guarantee deposits	13,847,566	27,522,150
Bonds payable	7,958,238	12,146,745
Long-term loans	3,612,205	21,478,391
Lease liabilities	1,434,794	1,437,870
Total	26,852,803	62,585,156
Net settlement-outflow	0	0
Later than five years [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Short-term loans	0	0
Payables	0	0
Guarantee deposits	6,814,710	9,859,577
Bonds payable	2,104,403	2,118,683
Long-term loans	24,510	93,106
Lease liabilities	3,970,634	4,442,706
Total	12,914,257	16,514,072
Net settlement-outflow	$ 0	$ 0